Regulatory Capital (Details Narrative)	Feb. 01, 2023
First Of November Two Thousand And Twenty Three [Member]
Disclosure Of Regulatory Capital [Line Items]
Domestic Stability Buffer	3.50%
Basel III [member]
Disclosure Of Regulatory Capital [Line Items]
Domestic Stability Buffer	3.00%
Minimum leverage ratio	3.50%
Target Total Loss Absorbing Capacity Leverage Ratio	7.25%
Domestic systemically important banks addition leverage ratio	0.50%
Basel III [member] | Regulatory Target Ratios [Member]
Disclosure Of Regulatory Capital [Line Items]
Target Total Loss Absorbing Capacity	24.50%
Total Capital Target Ratio	14.50%
Basel III [member] | CET 1 [Member] | Regulatory Target Ratios [Member]
Disclosure Of Regulatory Capital [Line Items]
CET1 Target Ratio	11.00%
Basel III [member] | Tier 1 [Member] | Regulatory Target Ratios [Member]
Disclosure Of Regulatory Capital [Line Items]
Tier1 Target Ratio	12.50%